INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The Group’s intangible assets were all acquired and consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Costs:
Courseware license	213,509	200,079	30,752
Franchise agreements	60,800	61,133	9,396
Student base	91,960	94,875	14,582
Trademarks	48,419	47,040	7,230
Purchased software	14,101	16,783	2,579
Teaching course materials	10,786	10,747	1,652
	439,575	430,657	66,191
Accumulated amortization:
Courseware license	(46,261)	(56,862)	(8,740)
Franchise agreements	(60,800)	(60,818)	(9,348)
Student base	(90,916)	(91,875)	(14,121)
Trademarks	(10,490)	(12,893)	(1,982)
Purchased software	(3,041)	(4,420)	(678)
Teaching course materials	(2,116)	(3,174)	(488)
	(213,624)	(230,042)	(35,357)
Net carrying amount	225,951	200,615	30,834